PROVISIONS - Evolution of provisions (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Current provisions
At the beginning of the year	$ 5,109	$ 15,298
Principal - Other operating costs, net	34,577	5,164
Increase - Other financial interest, net	20,691
Acquisitions through business combination (*)	20,605
Payments	(82,050)	(39,455)
Reclassifications from non-current	146,257	27,212
RECPAM, currency translation adjustments and others	(11,406)	(3,110)
Total current provisions	133,783	5,109
Non-current provisions
At the beginning of the year	69,524	74,815
Principal - Other operating costs, net	34,859	18,533
Principal - Right of use assets	16,161	28,370
Increase - Other interest, net	74,341	19,849
Acquisitions through business combinations (*)	489,142	5,174
Payments	(451)	(4,394)
Reclassifications to current	(146,257)	(27,212)
RECPAM, currency translation adjustments and others	(108,017)	(45,611)
Total non-current provisions	429,302	69,524
Total provisions	563,085	74,633
Legal Claims and contingent liabilities
Current provisions
At the beginning of the year	5,109	15,298
Principal - Other operating costs, net	34,577	5,164
Increase - Other financial interest, net	22,060
Acquisitions through business combination (*)	15,176
Payments	(80,337)	(39,455)
Reclassifications from non-current	136,350	27,212
RECPAM, currency translation adjustments and others	(9,948)	(3,110)
Total current provisions	122,987	5,109
Non-current provisions
At the beginning of the year	30,005	36,688
Principal - Other operating costs, net	34,859	18,533
Increase - Other interest, net	88,765	19,849
Acquisitions through business combinations (*)	399,968	5,174
Payments	(451)	(4,394)
Reclassifications to current	(136,350)	(27,212)
RECPAM, currency translation adjustments and others	(83,074)	(18,633)
Total non-current provisions	333,722	30,005
Total provisions	456,709	35,114
Asset retirement obligations
Current provisions
Increase - Other financial interest, net	(1,369)
Acquisitions through business combination (*)	5,429
Payments	(1,713)
Reclassifications from non-current	9,907
RECPAM, currency translation adjustments and others	(1,458)
Total current provisions	10,796
Non-current provisions
At the beginning of the year	39,519	38,127
Principal - Right of use assets	16,161	28,370
Increase - Other interest, net	(14,424)
Acquisitions through business combinations (*)	89,174
Reclassifications to current	(9,907)
RECPAM, currency translation adjustments and others	(24,943)	(26,978)
Total non-current provisions	95,580	39,519
Total provisions	$ 106,376	$ 39,519